Document and Entity Information	Sep. 27, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 27, 2024
Entity Registrant Name	Analog Devices, Inc.
Entity Incorporation State Country Code	MA
Entity File Number	1-7819
Entity Tax Identification Number	04-2348234
Entity Address Address Line 1	One Analog Way
Entity Address City Or Town	Wilmington
Entity Address State Or Province	MA
Entity Address Postal Zip Code	01887
City Area Code	781
Local Phone Number	935-5565
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $0.16 2/3 par value per share
Trading Symbol	ADI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000006281
Amendment Flag	false